WARRANTS (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Class of Warrant or Right [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	0	385,500
January 8 2013 [Member]
Class of Warrant or Right [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Exercise Price	0.50
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	0	150,000
February 15 2013 [Member]
Class of Warrant or Right [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Exercise Price	0.50
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	0	78,500
April 9 2013 [Member]
Class of Warrant or Right [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Exercise Price	0.50
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	0	157,000